Convertible redeemable non-controlling interests - activities rollforward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible redeemable non-controlling interests
Balance, beginning of period	¥ 241,750		¥ 855,321
Accretion of convertible redeemable non-controlling interests to redemption value	4,296	¥ 6,750	37,219
Deemed dividends to convertible redeemable non-controlling preferred shares holders			148,919
Repurchase of convertible redeemable non-controlling interests			(1,041,459)
Issuance of convertible redeemable non-controlling interests, net of issuance costs		235,000
Conversion of convertible redeemable non-controlling interest into convertible redeemable preferred shares	(246,046)
Balance, end of period		241,750
Mrfresh Limited ("Mrfresh")
Convertible redeemable non-controlling interests
Balance, beginning of period			855,321
Accretion of convertible redeemable non-controlling interests to redemption value			37,219
Deemed dividends to convertible redeemable non-controlling preferred shares holders			148,919
Repurchase of convertible redeemable non-controlling interests			¥ (1,041,459)
Changshu Missfresh
Convertible redeemable non-controlling interests
Balance, beginning of period	241,750
Accretion of convertible redeemable non-controlling interests to redemption value	4,296	6,750
Issuance of convertible redeemable non-controlling interests, net of issuance costs		235,000
Conversion of convertible redeemable non-controlling interest into convertible redeemable preferred shares	¥ (246,046)
Balance, end of period		¥ 241,750